Offerings	Dec. 23, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 per share
Fee Rate	0.01531%
Offering Note	This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 2. Such indeterminate number of Depositary Shares to be evidenced by depositary receipts issued pursuant to a deposit agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Offering Note	1. This registration covers an indeterminate number of securities of each identified class of the Registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 3. Any securities registered hereunder may be sold as units with other securities registered hereunder; each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.